SHORT-TERM BORROWINGS	12 Months Ended
Dec. 31, 2021
Freight App Inc [Member]
SHORT-TERM BORROWINGS

NOTE 9 – SHORT-TERM BORROWINGS

On March 7, 2019, the Company entered into a short-term promissory note (“2019 Note”) with a lender (the “2019 Note Lender”) which provides the Company a revolving line of credit up to $1,000,000. On September 1, 2021, the note was amended to increase the maximum principal amount that could be advanced withdrawn under the line of credit to $3,000,000. The borrowing base of the revolving line of credit is limited to 80% of eligible accounts receivable. Under the revolving line of credit, if the aggregate principal amount of the outstanding advances exceeds the applicable borrowing base, the Company must repay the lender an amount equal to the difference between the outstanding principal balance of the revolving line of credit and the borrowing base. The note requires monthly payments of interest, beginning May 1, 2019. Interest accrues on the outstanding principal at a rate equal to Prime Rate as set out in the Wall Street Journal from time to time with a floor of 3.25% per annum. The interest rate as of December 31, 2021 was 5.25%. The 2019 Note matures on July 31, 2023.

The Company incurred interest expense relating to the short-term borrowings in the amount of $263,788 and $90,332 for the years ended December 31, 2021 and 2020, respectively.